Dispositions, Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Dispositions, Assets Held for Sale and Discontinued Operations (Tables) [Abstract]
Summary of real property disposition activity

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Real property dispositions:
Seniors housing triple-net	$372,378	$150,755	$170,290
Medical facilities	149,344	35,295	14,092
Total dispositions	521,722	186,050	184,382
Add: Gain (loss) on sales of real property, net	100,549	61,160	36,115
Seller financing on sales of real property	(12,000)	0	(1,470)
Proceeds from real property sales	$610,271	$247,210	$219,027

Reclassification impact as result of classifying properties as discontinued operations

	Year Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$85,025	$113,282	$133,145
Expenses:
Interest expense	18,563	27,894	30,172
Property operating expenses	1,610	6,073	8,687
Provision for depreciation	23,200	33,454	41,001
Income (loss) from discontinued operations, net	$41,652	$45,861	$53,285